Finance receivables, net - Summary of finance receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance receivables, gross
- Within one year	¥ 19,465,688	¥ 22,661,850
- After one year but not more than five years	12,689,412	22,047,127
Finance receivables, gross	32,155,100	44,708,977
Unearned finance income	(4,598,908)	(7,481,088)
Finance receivable, net of unearned finance income	27,556,192	37,227,889
Allowance for credit losses	(566,398)	(350,816)	¥ (134,169)	¥ (22,486)
Finance receivables, net	¥ 26,989,794	¥ 36,877,073